Other information (Tables)	12 Months Ended
Dec. 31, 2021
Other information
Compensation of executive management
Board Compensation	2021	2020	2019
		(in €)
Executive Management
Short-term employee benefits	2,817,792	1,995,292	2,793,529
Share-based payments	3,347,203	1,139,286	5,218,324
Total	6,164,995	3,134,578	8,011,853
Non-executive Board of Directors
Short-term employee benefits	271,248	283,127	269,031
Share-based payments	488,937	69,938	710,611
Total	760,185	353,065	979,642
Total Compensation	6,925,180	3,487,643	8,991,495